SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the period	¥ 17,648	¥ 9,305	¥ 5,775
Additions	16,391	7,394	2,942
Accretion expense	1,840	949	588
Asset retirement obligations at end of the period	¥ 35,879	¥ 17,648	¥ 9,305